Capital Management	12 Months Ended
Dec. 31, 2018
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Capital Management
NOTE 25	CAPITAL MANAGEMENT

The objective of Nutrien’s capital allocation policy is to balance between the return of capital to shareholders, improvement in the efficiency of the Company’s existing assets, and delivery on the Company’s growth opportunities, while maintaining a strong balance sheet and flexible capital structure to optimize the cost of capital at an acceptable level of risk. Nutrien’s goal is to pay a stable and growing dividend with a target payout that represents 40 to 60 percent of free cash flow after sustaining capital through the agricultural cycle.

The Company monitors its capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt.

The Company uses a combination of short-term and long-term debt to finance its operations. It typically pays floating rates of interest on short-term debt and credit facilities, and fixed rates on Nutrien Notes.

Adjusted net debt and adjusted shareholders’ equity are included as components of the Company’s capital structure. The calculation of adjusted net debt, adjusted shareholders’ equity and adjusted capital is set out in the following table:

	2018	2017

Short-term debt	$629	$730
Current portion of long-term debt	1,003	–
Long-term debt	7,591	3,711

Total debt	9,223	4,441
Cash and cash equivalents	(2,314)	(116)

Net debt	6,909	4,325
Unamortized fair value adjustments	(444)	–

Adjusted net debt	6,465	4,325

Total shareholders’ equity	24,425	8,303
Accumulated other comprehensive (income) loss	291	(25)

Adjusted shareholders’ equity	24,716	8,278

Adjusted capital	$31,181	$12,603

The Company monitors the following ratios:

	2018	2017

		(Note 33)
Ratios
Adjusted net debt to adjusted EBITDA	1.64	4.28
Adjusted EBITDA to adjusted finance costs	8.15	4.75
Adjusted net debt to adjusted capital	20.7%	34.3%

Other components of ratios above are calculated as follows:

	2018	2017

		(Notes 33)
Net (loss) earnings from continuing operations	$(31)	$154
Finance costs	538	238
Income taxes	(93)	(183)
Depreciation and amortization	1,592	692

EBITDA	2,006	901
Impairment of property, plant and equipment	1,809	–
Merger and related costs	170	84
Share-based compensation	116	26
Defined Benefit Plans Curtailment Gain	(157)	–

Adjusted EBITDA	$3,944	$1,011

	2018	2017

Finance costs	$538	$238
Unwinding of discount on asset retirement obligations	(51)	(17)
Borrowing costs capitalized to property, plant and equipment	12	11
Interest on net defined benefit pension and other post-retirement plan obligations	(15)	(19)

Adjusted finance costs	$484	$213

The Company maintains a base shelf prospectus, which permits issuance through April 2020 in Canada and the United States, of common shares, debt, and other securities up to $11,000. Issuance of securities under the base shelf prospectus requires filing a prospectus supplement and is subject to the availability of funding in capital markets. During the year ended December 31, 2018, the Company filed a prospectus supplement to exchange $8,175 of the senior notes of PotashCorp and debentures of Agrium – for the Nutrien Notes issued by the Company, as discussed in Note 23.